Legal, competition and regulatory matters (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended							6 Months Ended			12 Months Ended
	May 31, 2024 EUR (€)	Jan. 31, 2024 decision	Dec. 31, 2023 lawsuit	Nov. 30, 2023 request	Jan. 31, 2023 lawsuit	Apr. 30, 2021 USD ($)	Jan. 31, 2017 lawsuit	Jun. 30, 2024 GBP (£) lawsuit plaintiff	Jun. 30, 2024 USD ($) lawsuit plaintiff	Jun. 30, 2023 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2016 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £								£ 64		£ 32
Sterling LIBOR Case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought													2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								2	2
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								1	1
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								3	3
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed								3	3
Number of lawsuits with specified damages sought								6	6
Number of plaintiffs | plaintiff								4,000	4,000
Number of lawsuits dismissed appealed					1
Number of separate lawsuits								1	1
Number of initial lawsuits amended			1
Number of lawsuits dismissed subject to appeal								2	2
Number of lawsuits stayed								2	2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £											£ 329
Losses on litigation settlements | €	€ 43.5
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £												£ 181
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £												128
Interest Rate Swap And Credit Default Swap US Civil Actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								1	1
Civil Actions In Respect Of The US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								8	8
Motor Finance Commission Arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK Financial Ombudsman Service | decision		2
Number of final decisions by the UK Financial Ombudsman Service about commision arrangements | decision		1
Other Proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request				2
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement															2
Loss contingency, financial penalty warning | £														£ 50
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | $									$ 100.0
Number of lawsuits with specified damages sought								1	1
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending							1
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $						$ 3.3									$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £												£ 53